Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2012 Maximum	Dec. 31, 2012 Expire by end of 2013 CNY	Dec. 31, 2012 Expire by end of 2014 CNY	Dec. 31, 2012 Expire by end of 2015 CNY	Dec. 31, 2012 Expire by end of 2016 CNY	Dec. 31, 2012 Expire by end of 2017 CNY	Dec. 31, 2012 Additional valuation allowance recorded CNY	Dec. 31, 2012 Utilization of tax loss carryforwards CNY	Dec. 31, 2012 Derecognition of deferred tax assets and the related valuation allowance CNY	Dec. 31, 2012 Yunnan Jian Zhijia Chain Drugstore Ltd. CNY	Dec. 31, 2012 Tax Arrangement	Dec. 31, 2012 Tax Arrangement Minimum
Schedule Of Income Tax [Line Items]
Chinese statutory income tax rate	25.00%	25.00%
Transitional rates for entities operating in Shenzhen and Zhuhai Special Economic Zones	25.00%	25.00%	24.00%	22.00%
Withholding tax rate to which dividends received by non-PRC-resident corporate investors from PRC-resident enterprises							10.00%										5.00%
Percentage of beneficial interest owned																		25.00%
Reversal of deferred tax liabilities on equity method investment		6,250														6,250
Cash dividend received from Yunnan Nepstar	2,219	13,825														25,000
Change in valuation allowance during the period		141	5,390	9,941									10,115	(7,579)	(2,677)
Tax loss carryforwards		138,358						38,251	7,248	34,259	26,103	32,497
Statute of limitations period due to computational errors	3 years	3 years
Statute of limitations period due to computational errors under special circumstances	5 years	5 years
Income tax examination, underpayment of taxes amount under special circumstances					$ 15	100
Income tax examination, statute of limitations period, transfer pricing adjustment	10 years	10 years